TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Business Combinations [Abstract]
Acquisition
Purchase Price Allocation	$
Common Stock	$1,395,000
Cash	645,000
Assets acquired	(911,294)
Liabilities acquired	939,375
Non-controlling interest	1,960,000
EZ-CLONE equity	(605,000)

Total purchase price	$3,423,081

Purchase Price Allocation	$
Common Stock	$1,395,000
Cash	645,000
Assets acquired	(911,294)
Liabilities acquired	939,375
Non-controlling interest	1,960,000
EZ-Clone equity	(605,000)
Total purchase price	$3,423,081

		Pre-Acquisition
		Operations of EZ-	Pro Forma
	As Reported	January 1, 2018 to	Year Ended
	December 31, 2018	October 14, 2018	December 31, 2018
Net revenue	$4,573,461	$1,551,503	$6,124,964
Net loss	(11,473,137)	(111,671)	(11,584,808)
Net loss per share	$(0.00)		$(0.00)

		Pre-Acquisition
		Operations of EZ-	Pro Forma
	As Reported	January 1, 2017 to	Year Ended
	December 31, 2017	December 31, 2017	December 31, 2017
Net revenue	$2,452,104	$2,648,873	$5,100,977
Net loss	(5,320,974)	(126,962)	(5,447,936)
Net loss per share	$(0.00)		$(0.00)

estricted common stock shares.

Pro-forma financial data
		Pre-Acquisition
		Operations of EZ-	Pro Forma
	As Reported	January 1, 2018 to	Year Ended
	December 31, 2018	October 14, 2018	December 31, 2018
Net revenue	$4,573,461	$1,551,503	$6,124,964
Net loss	(11,473,137)	(111,671)	(11,584,808)
Net loss per share	$(0.00)		$(0.00)

		Pre-Acquisition
		Operations of EZ-	Pro Forma
	As Reported	January 1, 2017 to	Year Ended
	December 31, 2017	December 31, 2017	December 31, 2017
Net revenue	$2,452,104	$2,648,873	$5,100,977
Net loss	(5,320,974)	(126,962)	(5,447,936)
Net loss per share	$(0.00)		$(0.00)